Bank Loans - Schedule of Principal Payments on Long-Term Borrowings (Details) - Dec. 31, 2025	CNY (¥)	USD ($)
Schedule of Principal Payments on Long-Term Borrowings [Abstract]
2026	¥ 56,800,000	$ 8,122,292
2027	199,400,000	28,513,821
Total	¥ 256,200,000	$ 36,636,113